Deferred Underwriting Compensation - Additional Information (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Deferred Underwriting Compensation [Abstract]
Deferred underwriting discount payable	$ 12,075,000
Percentage of deferred underwriting discount	3.50%
Deferred underwriting discount if business combination not completed	$ 0